T. ROWE PRICE Emerging Markets Corporate Bond Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.5%
Corporate Bonds 0.5%
Azule Energy Finance, 8.125%, 1/23/30 (USD)  1,640,000 1,660
Total Angola (Cost $1,668) 1,660
ARGENTINA 4.9%
Corporate Bonds 4.4%
Banco Macro, 8.00%, 1/28/31 (USD) (1) 1,760,000 1,787
MSU Energy, 9.75%, 12/5/30 (USD)  2,262,491 2,255
Pluspetrol, 8.125%, 5/18/31 (USD) (1) 2,000,000 2,052
Telecom Argentina, 8.50%, 1/20/36 (USD) (1) 670,000 667
Telecom Argentina, 9.25%, 5/28/33 (USD) (1) 2,040,000 2,112
Vaca Muerta, FRN, 6M TSFR + 5.38%, Acquisition Date:
12/1/25, Cost $1,007, 9.335%, 7/8/30 (USD) (2) 1,007,000 1,008
YPF, 9.50%, 1/17/31 (USD)  4,100,000 4,323
14,204
Government Bonds 0.5%
Republic of Argentina, 1.00%, 7/9/29 (USD)  1,939,000 1,703
1,703
Total Argentina (Cost $15,488) 15,907
BRAZIL 4.8%
Corporate Bonds 4.8%
Aegea Finance, 6.75%, 5/20/29 (USD) (1) 541,000 524
Aegea Finance, 7.625%, 1/20/36 (USD) (1) 1,415,000 1,270
Cosan Overseas, 8.25% (USD) (3) 1,975,000 1,873
FS Luxembourg, 8.625%, 6/25/33 (USD)  2,375,000 2,349
FS Luxembourg, 8.875%, 2/12/31 (USD) (1) 400,000 414
FS Luxembourg, 8.875%, 2/12/31 (USD)  2,340,000 2,422
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (1)(4)(5) 1,690,000 932
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1)(4)(5) 1,770,000 959
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (4)(5) 320,000 170
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1)(4)(5) 770,000 410
Rede D'or Finance, 6.45%, 9/9/35 (USD) (1) 2,050,000 2,054
Samarco Mineracao, 9.50%, 6/30/31, (9.00% PIK or 5.00%
PIK and 4.00% Cash) (USD) (6) 2,221,509 2,188
Total Brazil (Cost $17,885) 15,565

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 1.7%
Corporate Bonds 1.7%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(7) 2,160,000 2,271
ATP Tower Holdings, 7.875%, 2/3/30 (USD) (1) 1,545,000 1,571
OnNet Chile Infra, Acquisition Date: 3/20/26, Cost $224,
6.00%, 6/19/33 (USD) (2)(5) 224,000 224
VTR Comunicaciones, 4.375%, 4/15/29 (USD) (1) 1,364,000 1,341
Total Chile (Cost $5,211) 5,407
CHINA 6.8%
Convertible Bonds 1.0%
Alibaba Group Holding, 0.50%, 6/1/31 (USD)  255,000 354
Alibaba Group Holding, Zero Coupon, 9/15/32 (USD)  930,000 897
Baidu, Zero Coupon, 3/12/32 (USD)  700,000 641
China Pacific Insurance Group, Zero Coupon, 9/18/30 (HKD)  6,000,000 778
iQIYI, 4.625%, 3/15/30 (USD) (8) 600,000 551
Kaisa Group Holdings, Zero Coupon, 12/31/26 (USD) (1) 212,098 3
Kaisa Group Holdings, Zero Coupon, 12/31/27 (USD) (1) 265,135 3
Kaisa Group Holdings, Zero Coupon, 12/31/28 (USD) (1) 424,196 6
Kaisa Group Holdings, Zero Coupon, 12/31/29 (USD) (1) 424,196 4
Kaisa Group Holdings, Zero Coupon, 12/31/30 (USD) (1) 530,246 2
Kaisa Group Holdings, Zero Coupon, 12/31/31 (USD) (1) 530,246 7
Kaisa Group Holdings, Zero Coupon, 12/31/32 (USD) (1) 1,000,337 10
3,256
Corporate Bonds 5.8%
Bright Food Singapore Holdings, 3.25%, 7/9/30 (EUR)  630,000 728
Central Plaza Development, 6.80%, 4/7/29 (USD)  1,680,000 1,666
Central Plaza Development, 7.15%, 3/21/28 (USD)  700,000 701
Fortune Star BVI, 5.05%, 1/27/27 (USD)  1,700,000 1,657
GLP China Holdings, 7.75%, 4/30/29 (USD)  1,680,000 1,353
Health & Happiness International Holdings, 7.50%, 3/26/27  1,000,000 146
Health & Happiness International Holdings, 9.125%, 7/24/28
(USD)  2,740,000 2,840
Kuaishou Technology, 4.75%, 1/22/36 (USD) (1) 3,320,000 3,213
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  1,265,000 872
Prosus, 3.061%, 7/13/31 (USD)  4,050,000 3,630

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Zhongsheng Group Holdings, 5.98%, 1/30/28 (USD)  1,950,000 1,862
18,668
Total China (Cost $22,726) 21,924
COLOMBIA 4.0%
Corporate Bonds 4.0%
Aris Mining, 8.00%, 10/31/29 (USD) (1) 1,840,000 1,907
Banco Davivienda, VR, 6.65% (USD) (1)(3)(7) 1,050,000 931
Bancolombia, VR, 8.625%, 12/24/34 (USD) (7) 1,550,000 1,627
Ecopetrol, 5.875%, 5/28/45 (USD)  1,100,000 810
Ecopetrol, 8.875%, 1/13/33 (USD)  4,513,000 4,753
Geopark, 5.50%, 1/17/27 (USD) (1) 2,330,000 2,273
Geopark, 5.50%, 1/17/27 (USD)  500,000 488
Total Colombia (Cost $12,671) 12,789
CONGO 0.5%
Corporate Bonds 0.5%
Ivanhoe Mines, 7.875%, 1/23/30 (USD) (1) 1,700,000 1,724
Total Congo (Cost $1,704) 1,724
CYPRUS 0.7%
Corporate Bonds 0.7%
ASG Finance, 9.75%, 5/15/29 (USD) (1) 1,150,000 933
ASG Finance, 9.75%, 5/15/29 (USD)  1,575,000 1,279
Total Cyprus (Cost $2,693) 2,212
CZECH REPUBLIC 0.5%
Corporate Bonds 0.5%
Czechoslovak Group, 6.50%, 1/10/31 (USD) (1) 1,660,000 1,699
Total Czech Republic (Cost $1,660) 1,699
DOMINICAN REPUBLIC 0.4%
Corporate Bonds 0.4%
Aeropuertos Dominicanos Siglo XXI, 7.00%, 6/30/34
(USD) (1) 1,350,000 1,380
Total Dominican Republic (Cost $1,360) 1,380

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GAMBIA 1.0%
Corporate Bonds 1.0%
Africell Holding, 10.50%, 10/23/29 (USD) (1) 3,195,000 3,177
Total Gambia (Cost $3,173) 3,177
GEORGIA 0.6%
Corporate Bonds 0.6%
Bank of Georgia, VR, 9.50% (USD) (3)(7) 980,000 1,021
TBC Bank, VR, 10.25% (USD) (3)(7) 800,000 850
Total Georgia (Cost $1,855) 1,871
GHANA 0.4%
Corporate Bonds 0.4%
Kosmos Energy, 7.50%, 3/1/28 (USD)  1,039,000 991
Kosmos Energy, 8.75%, 10/1/31 (USD) (1) 420,000 370
Total Ghana (Cost $1,348) 1,361
HONG KONG 0.8%
Convertible Bonds 0.4%
Happy Ever Holdings, 0.50%, 7/16/30  10,000,000 1,271
1,271
Corporate Bonds 0.4%
FWD Group Holdings, 5.252%, 9/22/30 (USD) (1) 730,000 726
FWD Group Holdings, 5.836%, 9/22/35 (USD) (1) 730,000 720
1,446
Total Hong Kong (Cost $2,773) 2,717
HUNGARY 1.0%
Corporate Bonds 1.0%
OTP Bank, VR, 7.30%, 7/30/35 (USD) (7) 1,350,000 1,391
OTP Bank, VR, 8.75%, 5/15/33 (USD) (7) 1,850,000 1,932
Total Hungary (Cost $3,305) 3,323

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDIA 5.4%
Corporate Bonds 5.4%
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  2,623,950 2,401
Greenko Power II, 4.30%, 12/13/28 (USD)  2,090,000 1,965
JSW Hydro Energy, 4.125%, 5/18/31 (USD)  2,814,750 2,576
Muthoot Finance, 6.375%, 3/2/30 (USD) (1) 1,710,000 1,689
Reliance Industries, 6.25%, 10/19/40 (USD)  2,460,000 2,667
Renew Treasury Ifsc, 6.50%, 2/2/31 (USD) (1) 2,450,000 2,378
Shriram Finance, 6.15%, 4/3/28 (USD)  3,110,000 3,130
Vedanta Resources Finance II, 9.475%, 7/24/30 (USD) (1) 680,000 689
Total India (Cost $17,700) 17,495
INDONESIA 4.7%
Corporate Bonds 4.7%
Cikarang Listrindo, 5.65%, 3/12/35 (USD)  2,380,000 2,361
Indofood CBP Sukses Makmur, 4.805%, 4/27/52 (USD)  1,950,000 1,546
Krakatau Posco, 6.375%, 6/11/27 (USD)  2,345,000 2,360
Krakatau Posco, 6.375%, 6/11/29 (USD)  1,780,000 1,790
Medco Cypress Tree, 8.625%, 5/19/30 (USD) (1) 1,220,000 1,255
Minejesa Capital, 4.625%, 8/10/30 (USD)  981,937 971
Minejesa Capital, 5.625%, 8/10/37 (USD)  2,015,000 1,931
Sorik Marapi Geothermal Power, 7.75%, 8/5/31 (USD)  186,660 186
Star Energy Geothermal Wayang Windu, 6.75%, 4/24/33
(USD)  2,836,875 2,849
Total Indonesia (Cost $15,224) 15,249
ISRAEL 0.5%
Corporate Bonds 0.5%
Leviathan Bond, 6.50%, 6/30/27 (USD) (1) 1,665,000 1,664
Total Israel (Cost $1,657) 1,664
JAMAICA 0.4%
Common Stocks 0.4%
Digicel International, Class A, Acquisition date: 1/30/24,
Cost $68 (USD) (2)(5) 60,783 1,140
Total Jamaica (Cost $68) 1,140

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
KAZAKHSTAN 2.9%
Corporate Bonds 2.9%
Kaspi.KZ, 6.25%, 3/26/30 (USD) (1) 2,365,000 2,381
Kaspi.KZ, 6.25%, 3/26/30 (USD)  1,705,000 1,716
KazMunayGas National, 5.75%, 4/19/47 (USD)  2,775,000 2,583
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  2,916,000 2,695
Total Kazakhstan (Cost $9,146) 9,375
MACAO 3.0%
Convertible Bonds 0.4%
Wynn Macau, 4.50%, 3/7/29 (USD) (1) 1,260,000 1,266
1,266
Corporate Bonds 2.6%
Melco Resorts Finance, 5.375%, 12/4/29 (USD)  3,120,000 3,001
MGM China Holdings, 5.875%, 5/15/26 (USD)  1,930,000 1,929
Sands China, 3.25%, 8/8/31 (USD)  1,850,000 1,671
Studio City Finance, 5.00%, 1/15/29 (USD)  1,830,000 1,722
8,323
Total Macao (Cost $9,559) 9,589
MADAGASCAR 1.0%
Corporate Bonds 1.0%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 3,340,000 3,310
Total Madagascar (Cost $3,325) 3,310
MALAYSIA 0.8%
Corporate Bonds 0.8%
Petronas Capital, 5.848%, 4/3/55 (USD) (1) 2,020,000 2,064
Petronas Capital, 5.848%, 4/3/55 (USD)  450,000 459
Total Malaysia (Cost $2,482) 2,523

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 7.0%
Bank Loans 0.4% (9)
Mercury Data Center Bidco, FRN, 3M TSFR + 4.75%,
8.418%, 9/5/29 (USD) (10) 1,299,375 1,296
1,296
Corporate Bonds 6.4%
Banco Mercantil del Norte, VR, 8.375% (USD) (1)(3)(7) 1,540,000 1,589
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (7) 847,000 829
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (1)(7) 2,725,000 2,872
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (USD) (1) 1,410,000 1,366
FIBRA Prologis, 5.50%, 11/26/35 (USD) (1) 2,455,000 2,374
Grupo Televisa, 5.25%, 5/24/49 (USD)  200,000 124
Grupo Televisa, 6.625%, 1/15/40 (USD)  1,260,000 1,016
Industrias Penoles, 5.65%, 9/12/49 (USD)  1,275,000 1,163
Metalsa, 3.75%, 5/4/31 (USD)  1,460,000 1,268
Orbia Advance, 5.875%, 9/17/44 (USD)  1,330,000 950
Orbia Advance, 7.50%, 5/13/35 (USD) (1) 3,065,000 2,920
Petroleos Mexicanos, 5.95%, 1/28/31 (USD)  930,000 889
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  810,000 793
Saavi Energia, 8.875%, 2/10/35 (USD) (1) 2,330,000 2,443
20,596
Private Investment Company 0.2%
PayJoy Asset Fund, Class B, Acquisition Date: 6/23/25,
Cost $525 (USD) (2)(5) † 525
525
Total Mexico (Cost $22,651) 22,417
MONGOLIA 0.1%
Corporate Bonds 0.1%
Mongolian Mining, 8.44%, 4/3/30 (USD)  315,000 314
Total Mongolia (Cost $318) 314
MOROCCO 1.8%
Corporate Bonds 1.8%
OCP, 7.50%, 5/2/54 (USD) (1) 1,840,000 1,935
OCP, 7.50%, 5/2/54 (USD)  845,000 888

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  2,909,000 2,889
Total Morocco (Cost $5,520) 5,712
PAKISTAN 1.4%
Corporate Bonds 1.4%
Veon Midco, 3.375%, 11/25/27 (USD)  2,990,000 2,836
Veon Midco, 9.00%, 7/15/29 (USD) (1) 1,100,000 1,137
Veon Midco, 9.00%, 7/15/29 (USD)  660,000 683
Total Pakistan (Cost $4,590) 4,656
PANAMA 1.4%
Corporate Bonds 1.4%
Aeropuerto Internacional de Tocumen, 5.125%, 8/11/61
(USD) (1) 2,525,000 2,024
C&W Senior Finance, 9.00%, 1/15/33 (USD) (1) 2,320,000 2,345
Total Panama (Cost $4,164) 4,369
PARAGUAY 0.3%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay, 12.00%, 12/30/32 (1) 7,000,000,000 1,110
Total Paraguay (Cost $1,053) 1,110
PERU 0.2%
Corporate Bonds 0.2%
Boroo Investments, 9.50%, 8/7/32 (USD)  690,000 684
Total Peru (Cost $654) 684
PHILIPPINES 3.4%
Corporate Bonds 3.4%
Globe Telecom, 3.00%, 7/23/35 (USD)  1,820,000 1,530
International Container Terminal Services, 4.75%, 6/17/30
(USD)  1,460,000 1,468
Manila Water, 4.375%, 7/30/30 (USD)  2,525,000 2,475
Petron, VR, 7.35% (USD) (3)(7) 1,650,000 1,631
SMIC SG Holdings, 5.375%, 7/24/29 (USD)  3,785,000 3,844
Total Philippines (Cost $11,139) 10,948

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
POLAND 0.8%
Corporate Bonds 0.8%
ORLEN, 6.00%, 1/30/35 (USD) (1) 1,615,000 1,648
ORLEN, 6.00%, 1/30/35 (USD)  770,000 786
Total Poland (Cost $2,416) 2,434
QATAR 1.0%
Corporate Bonds 1.0%
Qatar Energy, 3.125%, 7/12/41 (USD) (1) 1,585,000 1,153
Qatar Energy, 3.125%, 7/12/41 (USD)  2,990,000 2,175
Total Qatar (Cost $4,212) 3,328
ROMANIA 1.2%
Corporate Bonds 1.2%
Banca Transilvania, VR, 7.125% (EUR) (3)(7) 2,700,000 3,118
Societatea Nationala de Gaze Naturale ROMGAZ, 4.625%,
11/4/31 (EUR)  700,000 799
Total Romania (Cost $4,070) 3,917
SAUDI ARABIA 3.6%
Corporate Bonds 3.6%
Acwa Power Management & Investments One, 5.95%,
12/15/39 (USD)  2,550,080 2,507
EIG Pearl Holdings, 3.545%, 8/31/36 (USD)  3,475,209 3,107
Greensaif Pipelines Bidco, 6.51%, 2/23/42 (USD)  1,690,000 1,751
NCB Tier 1 Sukuk, VR, 3.50% (USD) (3)(7) 1,596,000 1,580
Saudi Awwal Bank, VR, 5.947%, 9/4/35 (USD) (7) 2,540,000 2,495
Total Saudi Arabia (Cost $11,317) 11,440
SINGAPORE 1.2%
Corporate Bonds 1.2%
Fubon Life Singapore, 5.45%, 12/10/35 (USD)  2,535,000 2,495
GLP, 9.75%, 5/20/28 (USD)  1,030,000 845
GLP, VR, 4.50% (USD) (3)(7) 920,000 461
Total Singapore (Cost $4,226) 3,801

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 1.0%
Corporate Bonds 1.0%
Liquid Telecommunications Financing, 5.50%, 9/4/26 (USD)  740,000 737
Transnet, 8.25%, 2/6/28 (USD)  2,430,000 2,518
Total South Africa (Cost $3,165) 3,255
SOUTH KOREA 2.0%
Convertible Bonds 0.9%
Goldman Sachs Finance Corp. International, Zero Coupon,
4/4/28 (USD)  300,000 594
L&F, 2.50%, 4/26/30 (USD)  1,000,000 831
LG Chem, 1.60%, 7/18/30 (USD)  1,400,000 1,367
2,792
Corporate Bonds 1.1%
LG Energy Solution, 5.25%, 4/2/31 (USD) (1) 1,210,000 1,207
LG Energy Solution, 5.375%, 4/2/30 (USD)  1,630,000 1,644
LG Energy Solution, 5.875%, 4/2/36 (USD) (1) 820,000 813
3,664
Total South Korea (Cost $6,152) 6,456
TAIWAN 0.3%
Convertible Bonds 0.3%
Hon Hai Precision Industry, Zero Coupon, 10/24/29 (USD)  900,000 861
Total Taiwan (Cost $993) 861
TANZANIA 1.2%
Corporate Bonds 1.2%
HTA Group, 7.50%, 6/4/29 (USD) (1) 3,670,000 3,733
Total Tanzania (Cost $3,694) 3,733
THAILAND 3.3%
Corporate Bonds 3.3%
Advanced Info Service, 4.26%, 3/4/31 (USD)  1,640,000 1,608
Bangkok Bank, 5.65%, 7/5/34 (USD)  2,660,000 2,734

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(7) 1,680,000 1,589
GC Treasury Center, VR, 6.50% (USD) (1)(3)(7) 1,540,000 1,496
GC Treasury Center, VR, 7.125% (USD) (3)(7) 900,000 876
PTT Treasury Center, 4.50%, 10/25/42 (USD)  1,050,000 916
Thaioil Treasury Center, VR, 6.10% (USD) (1)(3)(7) 1,600,000 1,546
Total Thailand (Cost $10,974) 10,765
TÜRKIYE 4.4%
Corporate Bonds 4.4%
Akbank, VR, 7.875%, 9/4/35 (USD) (7) 2,200,000 2,181
Ford Otomotiv Sanayi, 7.125%, 4/25/29 (USD) (1) 1,280,000 1,284
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu Ve Kuzey
Cevre Otoyolu Yatirim Ve I, 7.536%, 10/31/27 (USD)  1,680,000 1,692
TAV Havalimanlari Holding, 8.50%, 12/7/28 (USD) (1) 1,590,000 1,622
Turkcell Iletisim Hizmetleri, 7.45%, 1/24/30 (USD) (1) 2,195,000 2,232
Turkcell Iletisim Hizmetleri, 7.45%, 1/24/30 (USD)  560,000 569
Turkiye Is Bankasi, Series 92, Zero Coupon, 4/24/26  43,000,000 940
Yapi ve Kredi Bankasi, 5.75%, 3/3/31 (USD) (1) 1,980,000 1,838
Yapi ve Kredi Bankasi, 7.125%, 10/10/29 (USD) (1) 1,685,000 1,696
Total Türkiye (Cost $14,350) 14,054
UKRAINE 0.7%
Corporate Bonds 0.7%
Kernel Holding, 6.75%, 10/27/27 (USD)  2,030,000 1,968
MHP, 6.25%, 9/19/29 (USD)  201,000 181
MHP, 10.50%, 7/28/29 (USD) (1) 200,000 202
Total Ukraine (Cost $2,231) 2,351
UNITED ARAB EMIRATES 3.9%
Corporate Bonds 3.9%
Aldar Properties, VR, 5.875%, 4/14/56 (USD) (1)(7) 2,000,000 1,834
Dhafrah Pv2 Energy, 5.794%, 6/30/53 (USD) (1) 1,620,000 1,576
DP World, 5.25%, 12/24/29 (USD)  2,030,000 2,010
Emirates NBD Bank, Acquisition Date: 1/6/26, Cost $1,330,
4.195%, 1/13/29 (USD) (2) 1,330,000 1,309
First Abu Dhabi Bank, VR, 6.32%, 4/4/34 (USD) (7) 1,600,000 1,619
Galaxy Pipeline Assets Bidco, 2.94%, 9/30/40 (USD)  1,927,696 1,563
MAF Global Securities, VR, 7.875% (USD) (3)(7) 1,697,000 1,680

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Sobha Sukuk, 8.75%, 7/17/28 (USD)  953,000 902
Total United Arab Emirates (Cost $12,943) 12,493
UNITED KINGDOM 1.1%
Corporate Bonds 1.1%
Standard Chartered, VR, 3.265%, 2/18/36 (USD) (7) 2,655,000 2,416
Trident Energy Finance, 12.50%, 11/30/29 (USD)  930,000 987
Total United Kingdom (Cost $3,327) 3,403
UNITED STATES 0.7%
Convertible Bonds 0.7%
Bolt Innovation, Zero Coupon, 2/5/33 (HKD)  10,000,000 1,207
Morgan Stanley Finance, Series 0001, Zero Coupon, 3/21/28  700,000 1,022
Total United States (Cost $1,996) 2,229
UZBEKISTAN 3.2%
Corporate Bonds 2.7%
Ipoteka-Bank ATIB, 6.45%, 10/9/30 (USD)  1,580,000 1,570
Ipoteka-Bank ATIB, 17.50%, 10/9/28  6,430,000,000 543
JSCB Agrobank, 9.25%, 10/2/29 (USD) (1) 2,020,000 2,163
JSCB Agrobank, 9.25%, 10/2/29 (USD)  430,000 461
Navoiyuran State Enterprise, 6.70%, 7/2/30 (USD) (1) 1,605,000 1,609
Uzbek Industrial & Construction Bank, 8.95%, 7/24/29 (USD)  1,625,000 1,723
Uzbek Industrial & Construction Bank, 21.00%, 7/24/27  5,600,000,000 490
8,559
Government Bonds 0.5%
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  1,630,000 1,725
1,725
Total Uzbekistan (Cost $10,127) 10,284
VIETNAM 0.7%
Corporate Bonds 0.7%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 278,102 275
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  2,082,871 2,055
Total Vietnam (Cost $2,346) 2,330

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ZAMBIA 0.6%
Corporate Bonds 0.6%
First Quantum Minerals, 7.25%, 2/15/34 (USD) (1) 230,000 234
First Quantum Minerals, 8.00%, 3/1/33 (USD) (1) 1,655,000 1,726
Total Zambia (Cost $1,884) 1,960
SHORT-TERM INVESTMENTS 5.1%
Money Market Funds 5.1%
T. Rowe Price Government Reserve Fund, 3.71% (8)(11) 16,588,462 16,588
Total Short-Term Investments (Cost $16,588) 16,588
Total Investments in Securities  98.9%
(Cost $321,781) $ 318,953
Other Assets Less Liabilities 1.1% 3,484
Net Assets 100.0% $ 322,437
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $107,739 and represents 33.4% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,206 and represents 1.3% of net assets.
(3) Perpetual security with no stated maturity date.
(4) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(5) Non-income producing
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

.
.
.
.
.
.
.
.
.
.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Affiliated Companies
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(10) Level 3 in fair value hierarchy.
(11) Seven-day yield
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
CNH Offshore China Renminbi
EUR Euro
FRN Floating Rate Note
HKD Hong Kong Dollar
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Canadian Imperial Bank
of Commerce 6/12/26 USD 146 CNH 1,000 $ 1
Morgan Stanley 5/22/26 USD 4,629 EUR 3,892 120
Net unrealized gain (loss) on open forward
currency exchange contracts $ 121

T. ROWE PRICE Emerging Markets Corporate Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2 Euro BOBL contracts 6/26 (267) $ 6
Long, 22 U.S. Treasury Notes ten year contracts 6/26 2,443 (13)
Long, 43 Ultra U.S. Treasury Bonds contracts 6/26 5,012 (167)
Net payments (receipts) of variation margin to date 189
Variation margin receivable (payable) on open futures contracts $ 15

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
iQIYI, 4.625%, 3/15/30  $ — $ (39) $ 7
T. Rowe Price Government Reserve Fund,
3.71% — — 88
Totals $ —# $ (39) $ 95+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
iQIYI, 4.625%, 3/15/30  $ 590 $ 686 $ 686 $ 551
T. Rowe Price Government
Reserve Fund, 3.71% 7,821  ¤  ¤ 16,588
Total $ 17,139^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $95 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,274.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets
Corporate Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. ROWE PRICE Emerging Markets Corporate Bond Fund

consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 299,404 $ — $ 299,404
Bank Loans — — 1,296 1,296
Common Stocks — 1,140 — 1,140
Private Investment Company
2
— — — 525
Short-Term Investments 16,588 — — 16,588
Total Securities 16,588 300,544 1,296 318,953
Forward Currency Exchange
Contracts — 121 — 121
Futures Contracts* 6 — — 6
Total $ 16,594 $ 300,665 $ 1,296 $ 319,080
Liabilities
Futures Contracts* $ 180 $ — $ — $ 180
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F193-054Q1 03/26
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.